Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Trade accounts receivable [Line Items]
Trade accounts receivable	€ 3,892,362,000	€ 3,864,217,000
finance lease receivables	56,856,763.53	58,336,000
less allowance for doubtful accounts	115,796,000	474,891,000
Trade accounts receivable, net	3,776,566,000	3,389,326,000
Trade accounts receivable included in other non-current assets	85,725,000	€ 90,344,000
Allowance Trade Accounts Receivable Allowance Increase	4,924,000
Allowance Trade Accounts Receivable Increase IFRS 15	351,643,000
Allowance Trade Accounts Receivable Non Current IFRS 9	235,000
Credit impaired trade AR [Member]
Trade accounts receivable [Line Items]
Trade accounts receivable	325,130,000
less allowance for doubtful accounts	86,677,000
Trade accounts receivable, net	€ 238,453,000